WARRANTS LIABILITY (Tables)	12 Months Ended
Dec. 31, 2024
WARRANTS LIABILITY
Schedule of warrants liability

	2024	2023

Balance as of January 1,	$1,485	$—
Warrants value at the date of issuance (see Note 1d)	—	10,925
Loss (gain) from revaluation to fair value through profit or loss	965	(9,440)
Balance as of December 31,	$2,450	$1,485